                               ING INVESTORS TRUST
                        ING Global Real Estate Portfolio
                    ING Legg Mason Partners All Cap Portfolio
             (each a "Portfolio" and collectively the "Portfolios")

                     Supplement dated August 8, 2006 to the
 Adviser Class ("ADV Class") Prospectus, Institutional Class ("Class I") Prospectus, Service Class ("Class S") Prospectus, and Service 2 Class Prospectus
                            Each Dated April 28, 2006

1. Effective April 28, 2006, the expense limitation agreement for ING Global Real Estate Portfolio was amended to reflect lower expense limits.

2. Effective on or about August 1, 2006, for ING Legg Mason Partners All Cap Portfolio, Directed Services, Inc., the Portfolio's investment adviser, has implemented a waiver to reduce the Portfolio's advisory fee.

     The prospectuses are hereby revised as follows:

     ADV CLASS PROSPECTUS

1. The information relating to the Portfolios in the table entitled "ADV Class Shares - Annual Portfolio Operating Expenses" under the section entitled "Portfolio Fees and Expenses" on page 85 of the ADV Class Prospectus is hereby deleted and replaced with the following:


                                                                                              WAIVERS,
                                                                               TOTAL       REIMBURSEMENTS    NET OPERATING
                  MANAGEMENT     DISTRIBUTION    SHAREHOLDER      OTHER      OPERATING   AND RECOUPMENTS(2)     EXPENSES
   PORTFOLIO          FEE       (12B-1) FEE(2)  SERVICES FEE    EXPENSES     EXPENSES
ING Global         0.80%          0.50%           0.25%         0.21%(6)       1.76%         (0.26)%(7)         1.50%
Real Estate
 ING Legg          0.74%          0.50%           0.25%         0.01%          1.50%(4)      (0.16)%(5)         1.34%(4)
   Mason
 Partners
All Cap(3)


2. Footnote 5 on page 86, following the table beginning on page 85 in the section entitled "Portfolio Fees and Expenses," is hereby revised as follows:

                  (5) DSI has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Equity Portfolio and ING Legg Mason Partners All Cap Portfolio. Based upon net assets as of December 31, 2005, the advisory fee waiver for ING JPMorgan Small Cap Equity Portfolio would equal 0.025%. Based upon net assets as of July 31, 2006, the advisory fee waiver for ING Legg Mason Partners All Cap Portfolio would equal 0.006%. The advisory fee waiver for ING JPMorgan Small Cap Equity Portfolio will continue through at least May 1, 2007. The advisory fee waiver for ING Legg Mason Partners All Cap Portfolio will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after these dates. These agreements will only renew if DSI elects to renew them.

3. The information relating to the Portfolios on page 86 in the table entitled "Example" under the section entitled "Portfolio Fees and Expenses" of the ADV Class Prospectus is deleted and replaced with the following:


      PORTFOLIO                1 YEAR               3 YEARS              5 YEARS              10 YEARS
ING Global Real Estate          $153                 $529                  $930                 $2,052
    ING Legg Mason              $136                 $458                  $803                 $1,777
   Partners All Cap

     CLASS I PROSPECTUS

1. The information relating to the Portfolios in the table entitled "Class I Shares - Annual Portfolio Operating Expenses" under the section entitled "Portfolio Fees and Expenses" on page 93 of the Class I Prospectus is hereby deleted and replaced with the following:

                                                                               WAIVERS,
                                                                TOTAL       REIMBURSEMENTS         NET
                  MANAGEMENT     DISTRIBUTION      OTHER      OPERATING   AND RECOUPMENTS(2)    OPERATING
   PORTFOLIO          FEE        (12B-1) FEE     EXPENSES     EXPENSES                          EXPENSES
  ING Global         0.80%           ----        0.21%(5)       1.01%        (0.11)%(6)            0.90%
  Real Estate
   ING Legg          0.74%           ----        0.01%          0.75%        (0.01)%(4)            0.74%(3)
     Mason
   Partners
  All Cap(2)


2. Footnote 4 on page 94 following the table beginning on page 93 in the section entitled "Portfolio Fees and Expenses" is hereby revised as follows:

                  (4) DSI has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Equity Portfolio and ING Legg Mason Partners All Cap Portfolio. Based upon net assets as of December 31, 2005, the advisory fee waiver for ING JPMorgan Small Cap Equity Portfolio would equal 0.025%. Based upon net assets as of July 31, 2006, the advisory fee waiver for ING Legg Mason Partners All Cap Portfolio would equal 0.006%. The advisory fee waiver for ING JPMorgan Small Cap Equity Portfolio will continue through at least May 1, 2007. The advisory fee waiver for ING Legg Mason Partners All Cap Portfolio will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after these dates. These agreements will only renew if DSI elects to renew them.

3. The information relating to the Portfolios on page 94 in the table entitled "Example" under the section entitled "Portfolio Fees and Expenses" of the Class I Prospectus is deleted and replaced with the following:


      PORTFOLIO                1 YEAR               3 YEARS              5 YEARS              10 YEARS
   ING Global Real              $92                 $311                  $547                 $1,226
      Estate(1)
    ING Legg Mason              $76                 $239                  $416                 $  929
   Partners All Cap

     CLASS S PROSPECTUS

1. The information relating to the Portfolios in the table entitled "Class S Shares - Annual Portfolio Operating Expenses" under the section entitled "Portfolio Fees and Expenses" on page 89 of the Class S Prospectus is hereby deleted and replaced with the following:


                                                                               TOTAL          WAIVERS,       NET OPERATING
                  MANAGEMENT     DISTRIBUTION    SHAREHOLDER      OTHER      OPERATING     REIMBURSEMENTS       EXPENSES
   PORTFOLIO          FEE        (12B-1) FEE    SERVICES FEE    EXPENSES     EXPENSES     AND RECOUPMENTS
  ING Global         0.80%           ---            0.25%       0.21%(5)       1.26%        (0.11)%(6)         1.15%
  Real Estate
   ING Legg          0.74%           ---            0.25%         0.01%        1.00%        (0.01)%(4)         0.99%(3)
     Mason
   Partners
  All Cap(2)


2. Footnote 4 on page 90 following the table beginning on page 89 in the section entitled "Portfolio Fees and Expenses" is hereby revised as follows:

                  (4) DSI has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Equity Portfolio and ING Legg Mason Partners All Cap Portfolio. Based upon net assets as of December 31, 2005, the advisory fee waiver for ING JPMorgan Small Cap Equity Portfolio would equal 0.025%. Based upon net assets as of July 31, 2006, the advisory fee waiver for ING Legg Mason Partners All Cap Portfolio would equal 0.006%. The advisory fee waiver for ING JPMorgan Small Cap Equity Portfolio will continue through at least May 1, 2007. The advisory fee waiver for ING Legg Mason Partners All Cap Portfolio will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after these dates. These agreements will only renew if DSI elects to renew them.

3. The information relating to the Portfolios on page 90 in the table entitled "Example" under the section entitled "Portfolio Fees and Expenses" of the Class S Prospectus is deleted and replaced with the following:


   PORTFOLIO                1 YEAR               3 YEARS              5 YEARS              10 YEARS
ING Global Real              $117                 $389                  $681                 $1,513
   Estate(1)
 ING Legg Mason              $101                 $317                  $551                 $1,224
Partners All Cap

     SERVICE 2 CLASS PROSPECTUS

1. The information relating to the Portfolios in the table entitled "Service 2 Class Shares - Annual Portfolio Operating Expenses" under the section entitled "Portfolio Fees and Expenses" on page 92 of the Service 2 Class Prospectus is hereby deleted and replaced with the following:

                                                                                              WAIVERS,
                                                                               TOTAL       REIMBURSEMENTS    NET OPERATING
                  MANAGEMENT     DISTRIBUTION    SHAREHOLDER      OTHER      OPERATING   AND RECOUPMENTS(2)     EXPENSES
   PORTFOLIO          FEE       (12B-1) FEE(2)  SERVICES FEE    EXPENSES     EXPENSES
  ING Global         0.80%          0.25%           0.25%       0.21%(6)      1.51%        (0.21)%(7)            1.30%
  Real Estate
   ING Legg          0.74%          0.25%           0.25%       0.01%         1.25%        (0.11)%(5)            1.14%(4)
     Mason
   Partners
  All Cap(3)


2. Footnote 5 on page 93 following the table beginning on page 92 in the section entitled "Portfolio Fees and Expenses" is hereby revised with the following:

                  (5) DSI has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Equity Portfolio and ING Legg Mason Partners All Cap Portfolio. Based upon net assets as of December 31, 2005, the advisory fee waiver for ING JPMorgan Small Cap Equity Portfolio would equal 0.025%. Based upon net assets as of July 31, 2006, the advisory fee waiver for ING Legg Mason Partners All Cap Portfolio would equal 0.006%. The advisory fee waiver for ING JPMorgan Small Cap Equity Portfolio will continue through at least May 1, 2007. The advisory fee waiver for ING Legg Mason Partners All Cap Portfolio will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after these dates. These agreements will only renew if DSI elects to renew them.

3. The information relating to the Portfolios on page 93 in the table entitled "Example" under the section entitled "Portfolio Fees and Expenses" of the Service 2 Class Prospectus is deleted and replaced with the following:


      PORTFOLIO                1 YEAR               3 YEARS              5 YEARS              10 YEARS
ING Global Real Estate          $132                 $457                  $804                 $1,784
    ING Legg Mason              $116                 $388                  $676                 $1,502
   Partners All Cap

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST
                        ING Global Real Estate Portfolio
                    ING Legg Mason Partners All Cap Portfolio
              (each a "Portfolio" and collectively the "Portfolios")

                     Supplement dated August 8, 2006 to the
Adviser Class ("ADV Class") Statement of Additional Information ("SAI") and the Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class
                         SAI Each Dated April 28, 2006

1. Effective April 28, 2006, the expense limitation agreement for ING Global Real Estate Portfolio was amended to reflect lower expense limits.

2. Effective on or about August 1, 2006, for ING Legg Mason Partners All Cap Portfolio, Directed Services, Inc., the Portfolio's investment adviser, has implemented a waiver to reduce the Portfolio's advisory fee in conjunction with a reduction to the Portfolio's sub-advisory fee.

     The prospectuses are hereby revised as follows:

ADV CLASS SAI

1. The information relating to ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Equity Portfolio, ING Legg Mason Partners All Cap Portfolio, ING Lord Abbett Affiliated Portfolio, ING Mercury Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio, ING UBS U.S. Allocation Portfolio and ING Van Kampen Equity Growth Portfolio in the table under the section entitled "Advisory Fees" beginning on page 100 of the ADV Class SAI is hereby revised as follows:


PORTFOLIO                               ANNUAL ADVISORY FEE
ING Capital Guardian                    0.75% of the first $500 million of the Portfolio's average daily net assets;
U.S. Equities (7)                       0.70% on the next $250 million of the Portfolio's average daily net assets;
                                        0.65% on the next $500 million of the Portfolio's average daily net assets;
                                        0.60% on the Portfolio's average daily net assets in excess of 1.25 billion

ING UBS U.S. Allocation                 0.75% of the first $500 million of the Portfolio's average daily net assets;
Portfolio(7)                            0.70% on the next $250 million of the Portfolio's average daily net assets;
                                        0.65% on the next $500 million of the Portfolio's average daily net assets;
                                        0.60% on the Portfolio's average daily net assets in excess of $1.25 billion

ING Lord Abbett Affiliated and ING      0.75% of the first $500 million of the Portfolios' combined average daily net assets;
Legg Mason Partners All Cap(1)(7)       0.70% on the next $250 million of the Portfolios' combined average daily net assets;
                                        0.65% on the next $500 million of the Portfolios' combined average daily net assets;
                                        0.60% on assets thereafter

ING JPMorgan Small Cap Equity           0.90% of the first $200 million of the Portfolio's average daily net assets;
Portfolio(7)                            0.85% on the next $300 million of the Portfolio's average daily net assets;
                                        0.80% on the next $250 million of the Portfolio's average daily net assets;
                                        0.75% of the Portfolio's average daily net assets in excess of $750 million

ING Mercury Large Cap Growth            0.80% of the first $500 million of the Portfolio's average daily net assets;
Portfolio(7)                            0.75% on the next $250 million of the Portfolio's average daily net assets;
                                        0.70% on the next $500 million of the Portfolio's average daily net assets;
                                        0.65% on the next $750 million of the Portfolio's average daily net assets;
                                        0.60% on the Portfolio's average daily net assets in excess of $2 billion

ING Mercury Large Cap Value             0.80% of the first $500 million of the Portfolio's average daily net assets;
Portfolio(7)                            0.75% on the next $250 million of the Portfolio's average daily net assets;
                                        0.70% on the next $500 million of the Portfolio's average daily net assets;
                                        0.65% on the next $750 million of the Portfolio's average daily net assets;
                                        0.60% on the Portfolio's average daily net assets in excess of $2 billion

ING Van Kampen Equity Growth            0.65% of the first $1 billion of the Portfolio's average daily net assets; and
Portfolio(7)                            0.60% of the Portfolio's average daily net assets in excess of $1 billion

2. The following footnote is inserted on page 105 following the table beginning on page 100 entitled "Advisory Fees" in the ADV Class SAI:

                  (7) Pursuant to a waiver, DSI has agreed to lower the advisory fee for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Equity Portfolio, ING Legg Mason Partners All Cap Portfolio, ING Mercury Large Cap Value Portfolio, ING Mercury Large Cap Growth Portfolio, ING UBS U.S. Allocation Portfolio, and ING Van Kampen Equity Growth Portfolio so that advisory fees payable to DSI will be waived in amounts equal to 50% of the savings to DSI resulting from the implementation of sub-advisory fee reductions for the period from May 1, 2006 through May 1, 2007 for these Portfolios, except for ING Legg Mason Partners All Cap Portfolio. For ING Legg Mason Partners All Cap Portfolio, the advisory fee waiver is for the period from August 1, 2006 through and including May
                      1, 2008. There is no guarantee that these waivers will continue after these dates. These agreements will only renew if DSI elects to renew them.

3. The information relating to ING Legg Mason Partners All Cap Portfolio in the table under the section entitled "Sub-Advisory Fees" on page 109 of the ADV Class SAI is hereby deleted and replaced with the following:


               SUB-ADVISER                              PORTFOLIO                        SUB-ADVISORY FEE
Salomon Brothers Asset Management, Inc.     ING Legg Mason Partners All Cap       0.40% on first $500 million;
                                                                                     0.35% above $500 million

4. The information relating to ING Global Real Estate Portfolio in the table under the section entitled "Expense Limitation Agreement" on page 194 of the ADV Class SAI is hereby deleted and replaced with the following:


                PORTFOLIO                               ADV CLASS
          ING Global Real Estate                          1.50%

CLASS I, CLASS S AND SERVICE 2 CLASS SAI

1. The information relating to ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Equity Portfolio, ING Legg Mason Partners All Cap Portfolio, ING Lord Abbett Affiliated Portfolio, ING Mercury Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio, ING UBS U.S. Allocation Portfolio and ING Van Kampen Equity Growth Portfolio in the table under the section entitled "Advisory Fees" beginning on page 103 of the Class I, Class S and Service 2 Class SAI is hereby revised as follows:


PORTFOLIO                               ANNUAL ADVISORY FEE
ING Capital Guardian                    0.75% of the first $500 million of the Portfolio's average daily net assets;
U.S. Equities (6)                       0.70% on the next $250 million of the Portfolio's average daily net assets;
                                        0.65% on the next $500 million of the Portfolio's average daily net assets;
                                        0.60% on the Portfolio's average daily net assets in excess of 1.25 billion

ING UBS U.S. Allocation                 0.75% of the first $500 million of the Portfolio's average daily net assets;
Portfolio(6)                            0.70% on the next $250 million of the Portfolio's average daily net assets;
                                        0.65% on the next $500 million of the Portfolio's average daily net assets;
                                        0.60% on the Portfolio's average daily net assets in excess of $1.25 billion

ING Lord Abbett Affiliated and ING      0.75% of the first $500 million of the Portfolios' combined average daily net assets;
Legg Mason Partners All Cap(1)(6)       0.70% on the next $250 million of the Portfolios' combined average daily net assets;
                                        0.65% on the next $500 million of the Portfolios' combined average daily net assets;
                                        0.60% on assets thereafter


PORTFOLIO                               ANNUAL ADVISORY FEE
ING JPMorgan Small Cap Equity           0.90% of the first $200 million of the Portfolio's average daily net assets;
Portfolio(6)                            0.85% on the next $300 million of the Portfolio's average daily net assets;
                                        0.80% on the next $250 million of the Portfolio's average daily net assets;
                                        0.75% of the Portfolio's average daily net assets in excess of $750 million

ING Mercury Large Cap Growth            0.80% of the first $500 million of the Portfolio's average daily net assets;
Portfolio(6)                            0.75% on the next $250 million of the Portfolio's average daily net assets;
                                        0.70% on the next $500 million of the Portfolio's average daily net assets;
                                        0.65% on the next $750 million of the Portfolio's average daily net assets;
                                        0.60% on the Portfolio's average daily net assets in excess of $2 billion

ING Mercury Large Cap Value             0.80% of the first $500 million of the Portfolio's average daily net assets;
Portfolio(6)                            0.75% on the next $250 million of the Portfolio's average daily net assets;
                                        0.70% on the next $500 million of the Portfolio's average daily net assets;
                                        0.65% on the next $750 million of the Portfolio's average daily net assets;
                                        0.60% on the Portfolio's average daily net assets in excess of $2 billion

ING Van Kampen Equity Growth            0.65% of the first $1 billion of the Portfolio's average daily net assets;
Portfolio(6)                            and 0.60% of the Portfolio's average daily net assets in excess of $1 billion


2. The following footnote is inserted on page 107 following the table beginning on page 103 entitled "Advisory Fees" in the Class I, Class S and Service 2 Class SAI:

                  (6) Pursuant to a waiver, DSI has agreed to lower the advisory fee for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Equity Portfolio, ING Legg Mason Partners All Cap Portfolio, ING Mercury Large Cap Value Portfolio, ING Mercury Large Cap Growth Portfolio, ING UBS U.S. Allocation Portfolio, and ING Van Kampen Equity Growth Portfolio so that advisory fees payable to DSI will be waived in amounts equal to 50% of the savings to DSI resulting from the implementation of sub-advisory fee reductions for the period from May 1, 2006 through May 1, 2007 for these Portfolios, except for ING Legg Mason Partners All Cap Portfolio. For ING Legg Mason Partners All Cap Portfolio, the advisory fee waiver is for the period from August 1, 2006 through and including May
                      1, 2008. There is no guarantee that these waivers will continue after these dates. These agreements will only renew if DSI elects to renew them.

3. The information relating to ING Legg Mason Partners All Cap Portfolio in the table under the section entitled "Sub-Advisory Fees" on page 114 of the Class I, Class S and Service 2 Class SAI is hereby deleted and replaced with the following:


               SUB-ADVISER                              PORTFOLIO                        SUB-ADVISORY FEE
 Salomon Brothers Asset Management, Inc.     ING Legg Mason Partners All Cap       0.40% on first $500 million;
                                                                                   0.35% above $500 million


4. The information relating to ING Global Real Estate Portfolio in the table under the section entitled "Expense Limitation Agreement" on page 200 of the Class I, Class S and Service 2 Class SAI is hereby deleted and replaced with the following:


                PORTFOLIO                       SERVICE 2             CLASS I               CLASS S
          ING Global Real Estate                   1.30%               0.90%                 1.15%


                            PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                      3